15005573

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

FEB 25 2015

Washington, DC 20549

CERT NAS

File No. 001-36852

_By Electronic Mail_

February 25, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on February 17, 2015, The Nasdaq Stock Market (the "Exchange") received from Metro Bancorp, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Stock Purchase Rights

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of the registration, and we hereby join in such request.

Sincerely,

William Slattery